Real Estate and Accumulated Depreciation - Schedule III (Changes in Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate investments, at cost:
Balance at beginning of year	$ 2,211,451	$ 2,296,627	$ 2,229,374
Additions-Acquisitions	98,364	80,980	121,244
Disposals, impairments and reclasses	(35,893)	166,156	53,991
Balance at end of the year	2,345,708	2,211,451	2,296,627
Accumulated depreciation:
Balance at beginning of year	260,399	226,167	170,271
Depreciation expense	63,393	64,731	62,595
Disposals, impairments and reclasses	(4,303)	30,499	6,699
Balance at end of the year	$ 328,095	$ 260,399	$ 226,167